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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place, and Date of Signing:

            /s/ Paul Morris                  New York, NY        August 12, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   42

Form I3F Information Table Value Total:   $179,972 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11881 Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
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COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ATLAS AMER INC              COM                049167109    5147     114250 SH          SOLE            NONE          114250
ATLAS ENERGY RESOURCES LLC  COM                049303100     744      19500 SH          SOLE            NONE           19500
ATLAS PIPELINE PARTNERS L
P                           UNIT L P INT       049392103    1242      31800 SH          SOLE            NONE           31800
BERKSHIRE HATHAWAY INC DEL  CL A               084670108     242          2 SH          SOLE            NONE               2
BERKSHIRE HATHAWAY INC DEL  CL B               084670207    6419       1600 SH          SOLE            NONE            1600
BOEING CO                   COM                097023105    5060      77000 SH          SOLE            NONE           77000
CISCO SYS INC               COM                17275R102    3884     167000 SH          SOLE            NONE          167000
CVS CAREMARK CORPORATION    COM                126650100   10011     253000 SH          SOLE            NONE          253000
EXXON MOBIL CORP            COM                30231G102    3939      44700 SH          SOLE            NONE           44700
FIDELITY NATIONAL
FINANCIAL                   CL A               31620R105    1298     103000 SH          SOLE            NONE          103000
FIFTH STREET FINANCE CORP   COM                31678A103     262      25500 SH          SOLE            NONE           25500
FIRST HORIZON NATL CORP     COM                320517105    2972     400000 SH          SOLE            NONE          400000
HEWLETT PACKARD CO          COM                428236103   11207     253500 SH          SOLE            NONE          253500
HOLLY CORP                  COM PAR $0.01      435758305    1637      44346 SH          SOLE            NONE           44346
HUDSON CITY BANCORP         COM                443683107    3581     214704 SH          SOLE            NONE          214704
INTERNATIONAL BUSINESS
MACHS                       COM                459200101    8830      74500 SH          SOLE            NONE           74500
JOHNSON & JOHNSON           COM                478160104    4214      65500 SH          SOLE            NONE           65500
JP MORGAN CHASE & CO        COM                46625H100    4169     121500 SH          SOLE            NONE          121500
KAPSTONE PAPER &
PACKAGING CO                *W EXP 08/15/2009  48562P111    1855    1048000 SH          SOLE            NONE         1048000
KAPSTONE PAPER &
PACKAGING CO                COM                48562P103    5353     802600 SH          SOLE            NONE          802600
KRAFT FOODS INC             CL A               50075N104    6757     237500 SH          SOLE            NONE          237500
LOEWS CORP                  COM                540424108    4995     106500 SH          SOLE            NONE          106500
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC     67059L102    4843     223500 SH          SOLE            NONE          223500
ONEOK INC NEW               COM                682680103    2490      51000 SH          SOLE            NONE           51000
ORACLE CORP                 COM                68389X105    7377     351300 SH          SOLE            NONE          351300
PIONEER SOUTHWST ENRG
PRTNR                       UNIT LP INT        72388B106    2049      91700 SH          SOLE            NONE           91700
RANGE RES CORP              COM                75281A109    5473      83500 SH          SOLE            NONE           83500
RESOURCE AMERICA INC        CL A               761195205     298      32000 SH          SOLE            NONE           32000
SP ACQUISITION HOLDINGS
INC                         *W EXP 10/10/2012  78470A112     708    1180000 SH          SOLE            NONE         1180000
STAR GAS PARTNERS L P       UNIT LTD PARTNR    85512C105    2623     940000 SH          SOLE            NONE          940000
STATE STR CORP              COM                857477103   11467     179200 SH          SOLE            NONE          179200
TARGET CORP                 COM                87612E106   12771     274700 SH          SOLE            NONE          274700
TEEKAY LNG PARTNERS L P     PARTNRSP UNITS     Y8564M105     974      37000 SH          SOLE            NONE           37000
TEEKAY OFFSHORE PARTNERS
L P                         PARTNERSHIP UN     Y8565J101    2169     109800 SH          SOLE            NONE          109800
TEEKAY TANKERS LTD          CL A               Y8565N102    2391     103000 SH          SOLE            NONE          103000
TIME WARNER INC             COM                887317105    7622     515000 SH          SOLE            NONE          515000
UNITED PARCEL SERVICE INC   CL B               911312106    3166      51500 SH          SOLE            NONE           51500
UNITED TECHNOLOGIES CORP    COM                913017109   10181     165000 SH          SOLE            NONE          165000
U S AIRWAYS GROUP INC       COM                90341W108     515     206000 SH          SOLE            NONE          206000
VISA INC                    COM CL A           92826C839    1146      14100 SH          SOLE            NONE           14100
WENDYS INTL INC             COM                950590109    3471     127500 SH          SOLE            NONE          127500
WHITE MTNS INS GROUP LTD    COM                G9618E107    4419      10300 SH          SOLE            NONE           10300
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